Equity - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 18, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Senior Preferred Units Compounded Rate			12.50%
Class A Common Stock
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common stock shares issued		79,091,871	0	79,166,943
Common units outstanding		79,091,871	0	79,166,943
Common Stock, Voting Rights		one
Stock issued during period, shares	29,431,260	2,143,438
Class B Common Stock
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common stock shares issued		118,200,000	0	118,200,000
Common units outstanding		118,200,000	0	118,200,000
Common Stock, Voting Rights		one
Stock issued during period, shares	118,200,000
Redeemable Senior Preferred Units
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Preferred Units issued			100
Redeemable Preferred Units
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Preferred Units issued			100
Common Units [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Preferred Units issued			100
Common units outstanding		197,291,871
Equity Method Investment, Ownership Percentage		40.10%
Vivid Seats Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Equity Method Investment, Ownership Percentage	40.10%
Vivid Seats Inc | Class A Common Stock
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common stock shares issued		29,431,260
Vivid Seats Inc | Class B Common Stock
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Common stock shares issued		118,200,000
Hoya Topco, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Distributions to parent			$ 0
Hoya Topco, LLC | Redeemable Preferred Units
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Preferred Units outstanding			0